Prepaid expenses and other current assets (Tables)	12 Months Ended
Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Summary of prepaid expenses and other current assets

	As of December 31,
(in thousands)	2024	2023
Prepaid advertising	€2,135	€6,429
Other prepaid expenses	4,022	4,393
Assets held for sale	100	—
Other assets	201	210
Total	€6,458	€11,032